GENERAL AND ADMINISTRATIVE EXPENSE (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GENERAL AND ADMINISTRATIVE EXPENSE
General and administrative expense	CAD 50,544	CAD 59,773	CAD 81,312
Share-based compensation expense	23,757	26,546	22,558
General and administrative expense	CAD 74,301	CAD 86,319	CAD 103,870